EQUITY ACCOUNTED INVESTMENTS - Gross Revenue, Net Income, Other Comprehensive Income and Distributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 7,168	$ 8,208	$ 7,683
Net income	(1,001)	(1,927)	2,829
Comprehensive income (loss)	(1,011)	(2,118)	2,798
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	416	177	343
Net income	20	16	7
Comprehensive income (loss)	$ 20	$ 16	$ 7